Acquisition of aircraft	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Acquisition of aircraft
(35)	Acquisition of aircraft
In accordance with the agreements in effect, future commitments related to the acquisition of aircraft and engines as of December 31, 2020, as follows:

	Less than one year	1-3 years	3-5 years	More than 5 years	Total
Aircraft and engine purchase commitments	$21,175	$126,212	$1,629,460	$3,917,096	$5,693,943

Current prices disclosed reflect certain discounts negotiated with suppliers as of the date of the consolidated statement of financial position, which are calculated on a highly technical basis and are subject to multiple conditions and constant variations. Among the factors that may affect discounts are changes in our purchase agreements, including aircraft order volumes.
At the end of 2019, with the reorganization of the company, the aircraft contract with Airbus was renegotiated, where the delivery dates were postponed and some aircraft cancellations were made, leaving the order for 88 aircraft, with the first one arriving in 2025. Additionally, negotiations with Boeing resulted in the remaining two
787-9
aircraft arriving in 2024. Subsequently, with the arrival of the
COVID-19
and the entry into Chapter 11, the receipt of a Spare engine that had been purchased from CFM and future acquisitions were put on hold due to the situation. For this reason, we are waiting to see what will happen with the three manufacturers and their respective contracts while the figures to achieve the ideal fleet in the short, medium and long term are being finalized, so these contracts will have to be negotiated according to what is most convenient for the company in terms of profitability and the current situation of the aeronautical sector.